Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Expense (Benefit)
Income tax expense (benefit) of the Company consisted of:

	2020	2019	2018
Current income tax expense (benefit)
Federal	$(530)	$4,420	$1,220
State	1,174	302	145
Foreign	1,668	1,894	(169)

	2,312	6,616	1,196
Deferred income tax expense (benefit)
Federal	7,136	(9,663)	(4,063)
State	(622)	(1,826)	(1,708)

	6,514	(11,489)	(5,771)

Total income tax expense (benefit)	$8,826	$(4,873)	$(4,575)

Schedule of Provision and Effective tax rates	Significant judgment is required in determining the effective tax rate and in evaluating tax positions.

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Income tax expense	$(3,301)	$5,512	$7,255	$9,656
Effective tax rates	9.9%	28.9%	nm	23.8%

nm - not meaningful

Reported income tax expense (benefit) for the year ended December 31, 2020, 2019 and 2018 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% to income before income taxes as follows:

	2020	2019	2018
“Expected” tax expense (benefit)	$8,753	$(906)	$(7,389)
State income tax expense (benefit)	335	(1,005)	(1,115)
Permanent tax differences	167	494	4,207
Foreign tax rate	389	369	7
Tax credit	(646)	(750)	(120)
Other differences, net	(172)	(3,075)	(165)

Reported income tax expense (benefit)	$8,826	$(4,873)	$(4,575)

Scheduel of Income Before Income Taxes Was Subject To Taxes
The Company’s income before income taxes was subject to taxes in the following jurisdictions:

	2020	2019	2018
United States	$37,548	$(7,879)	$(34,459)
Foreign	4,135	3,567	(729)

	$41,683	$(4,312)	$(35,188)

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities consisted of the following:

	2020	2019
Deferred tax assets:
Reserves on assets	$6,435	$5,603
Liabilities not yet deductible	3,786	3,565
Interest expense limitation	5,491	12,965
Other	2,332	1,645

Total gross deferred tax assets	18,044	23,778
Deferred tax liabilities:
Tradename	31,962	25,810
Intangible assets	45,956	41,002
Goodwill	5,743	3,858
Inventory	832	—
Property, plant and equipment	5,125	4,633

Total gross deferred tax liabilities	89,618	75,303

Net deferred tax liabilities	$71,574	$51,525